Average Annual Total Returns{- Automotive Portfolio} - 02.28 Select Portfolios: Group 1 Consumer Discretionary Sector Combo PRO-21 - Automotive Portfolio	Automotive Portfolio-Default Return Before Taxes Past 1 year	Automotive Portfolio-Default Return Before Taxes Past 5 years	Automotive Portfolio-Default Return Before Taxes Past 10 years	Automotive Portfolio-Default After Taxes on Distributions Past 1 year	Automotive Portfolio-Default After Taxes on Distributions Past 5 years	Automotive Portfolio-Default After Taxes on Distributions Past 10 years	Automotive Portfolio-Default After Taxes on Distributions and Sales Past 1 year	Automotive Portfolio-Default After Taxes on Distributions and Sales Past 5 years	Automotive Portfolio-Default After Taxes on Distributions and Sales Past 10 years	SP001 Past 1 year	SP001 Past 5 years	SP001 Past 10 years	F1529 Past 1 year	F1529 Past 5 years	F1529 Past 10 years
Total	29.03%	23.69%	17.91%	28.20%	21.23%	15.46%	17.70%	18.42%	14.11%	28.71%	18.47%	16.55%	30.83%	21.17%	18.02%